Marketable Securities	6 Months Ended
Jun. 30, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of marketable securities:

	June 30, 2017
	Unaudited
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$2,663	$2	$(8)	$2,657
Matures after one year through three years:
Corporate debentures	49,843	68	(111)	49,800
Government debentures	11,166	2	(13)	11,155

Total	$63,672	$72	$(132)	$63,612

	December 31, 2016
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$16,526	$2	$(28)	$16,500
Matures after one year through three years:
Corporate debentures	21,798	5	(79)	21,724

Total	$38,324	$7	$(107)	$38,224

All investments with an unrealized loss as of June 30, 2017 are with continuous unrealized losses for less than 12 months.